Schedule III - Real Estate Assets and Accumulated Depreciation (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Property	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2020 USD ($)
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Balance, beginning of period	$ 4,444,041	$ 4,564,592	$ 4,370,629
Additions
Acquisitions	5,305	11,151	261,660
Joint Venture Purchased	0	0	0
Improvements	13,832	6,135	13,708
Adjustment to basis	0	0	0
Total additions	19,137	17,286	275,368
Less: Deductions
Cost of real estate sold	1,448,915	61,891	78,700
Adjustment to basis	0	0	0
Other (including provisions for impairment of real estate assets)	483,952	75,946	2,705
Total deductions	1,932,867	137,837	81,405
Balance, end of period	2,530,311	4,444,041	4,564,592
Gross intangible lease assets	313,127	554,868		$ 323,983
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Balance, beginning of period	385,245	334,476	245,425
Additions
Acquisitions - Depreciation expense for building, acquisitions costs and tenant improvements acquired	73,790	92,998	93,170
Improvements - Depreciation expense for tenant improvements and building equipment	2,352	2,481	1,679
Total additions	76,142	95,479	94,849
Deductions
Cost of real estate sold	144,820	6,901	5,552
Other (including provisions for impairment of real estate assets)	73,445	37,809	246
Total deductions	218,265	44,710	5,798
Balance, end of period	243,122	$ 385,245	$ 334,476
Property, plant and equipment, land and real estate assets, net tax basis	$ 3,100,000
Building
Deductions
Acquired real estate asset, useful life	40 years
Tenant Improvements
Deductions
Acquired real estate asset, useful life	15 years
Retail property
Real Estate and Accumulated Depreciation [Line Items]
Number of properties owned | Property	334
Anchored shopping center
Real Estate and Accumulated Depreciation [Line Items]
Number of properties owned | Property	59
Industrial Property
Real Estate and Accumulated Depreciation [Line Items]
Number of properties owned | Property	3
JPMorgan Chase Bank, N.A.
Deductions
Long-term line of credit	$ 885,000			$ 995,000
JPMorgan Chase Bank, N.A. | Line of Credit
Deductions
Long-term line of credit	885,000
Intangible lease assets
Less: Deductions
Gross intangible lease assets	313,100
Accumulated amortization of intangible lease assets	$ 131,000